ACCRUED EXPENSES	9 Months Ended	12 Months Ended
	Jan. 31, 2023	Apr. 30, 2022
ACCRUED EXPENSES
ACCRUED EXPENSES

NOTE 3 – ACCRUED EXPENSES

The Company has recorded accrued expenses that consisted of the following:

	January 31, 2023	April 30, 2022
Penalties and interest - unpaid state income tax	$302,076	$283,983
Unpaid federal income tax	1,764	1,764
Legal settlement (See Note 8 – Commitments and Contingencies)	-	70,000
Accrued payroll tax	839	839
Accrued penalties for failure to file federal tax returns	4,020	4,020
Late charges on unpaid promissory note	7,150	7,150
Total Accrued Expenses	$315,849	$367,756

NOTE 2 – ACCRUED EXPENSES

The Company has recorded accrued expenses that consisted of the following:

	April 30, 2022	April 30, 2021
Penalties and interest - unpaid state income tax	$283,983	$261,087
Unpaid federal income tax	1,764	1,764
Legal settlement (See Note 8 – Commitments and Contingencies)	70,000	70,000
Accrued payroll tax	839	-
Accrued penalties for failure to file federal tax returns	4,020	-
Late charges on unpaid promissory note	7,150	5,400
Total Accrued Expenses	$367,756	$338,251